Earnings (Loss) Per Share Amounts - Schedule of Earnings Per Share Basic and Diluted (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share [Abstract]
Net income (loss) for basic and diluted earnings per share available to common shareholders	$ 20,544	$ (54,495)	$ 31,044
Weighted-average number of shares outstanding-basic	120,997,027	120,744,832	122,726,275
Effect of dilutive securities-stock-based compensation	5,823,144		643,768
Weighted-average number of shares outstanding-diluted	126,820,171	120,744,832	123,370,043
Earnings (loss) per share - Basic	$ 0.17	$ (0.45)	$ 0.25
Earnings (loss) per share - Diluted	$ 0.16	$ (0.45)	$ 0.25